Share capital (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Company's Issued and Outstanding Share Capital

(ii) Issued and outstanding

Shares Outstanding	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total
March 31, 2011	44,308,596	(57,500)	79,464,195	123,715,291
Participant Equity Loan Plan	—	(160,800)	—	(160,800)
Shares repurchased for cancellation	(2,327,486)	—	—	(2,327,486)

March 31, 2012	41,981,110	(218,300)	79,464,195	121,227,005
Participant Equity Loan Plan	—	(217,500)	—	(217,500)
Stock-based compensation	115,015	25,298	—	140,313
Shares repurchased for cancellation	(574,954)	—	—	(574,954)

March 31, 2013	41,521,171	(410,502)	79,464,195	120,574,864
Participant Equity Loan Plan	—	—	—	—
Shares issued under stock plans	651,104	—	—	651,104

March 31, 2014	42,172,275	(410,502)	79,464,195	121,225,968

Stated Amount	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total
March 31, 2011	$483,572	$(160)	$238,407	$721,819
Participant Equity Loan Plan	568	(433)	—	135
Repurchase of Common Shares	(25,555)	—	—	(25,555)

March 31, 2012	$458,585	$(593)	$238,407	$696,399
Participant Equity Loan Plan	996	(316)	—	680
Stock-based compensation	557	69	—	626
Shares repurchased for cancellation	(5,435)	—	—	(5,435)

March 31, 2013	$454,703	$(840)	$238,407	$692,270
Participant Equity Loan Plan	603	—	—	603
Shares issued under stock plans	1,168	—	—	1,168

March 31, 2014	$456,474	$(840)	$238,407	$694,041

Conversion Shares [Member]
Schedule of Company's Issued and Outstanding Share Capital

This conversion had no impact on the Company’s basic and diluted earnings per share figures and the resulting impact to the share capital account is summarized in the following tables.

Shares Outstanding	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total

March 31, 2014	42,172,275	(410,502)	79,464,195	121,225,968
April 2014 Share Conversion	79,464,195	—	(79,464,195)	—

April 17, 2014	121,636,470	(410,502)	—	121,225,968

Stated Amount	Class A Subordinate Voting Shares	Class A Subordinate Voting Shares – Treasury Shares	Class B Shares	Total

March 31, 2014	$456,474	$(840)	238,407	$694,041
April 2014 Share Conversion	238,407	—	(238,407)	—

April 17, 2014	$694,881	$(840)	—	$694,041